J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectuses dated

March 1, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-ETF-UNITAPP-819